Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	ALPHA HEALTHCARE ACQUISITION CORP. III
Entity Central Index Key	0001842939
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 1